CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 336,528	$ 817,921
Restricted cash, current	211,084	103,179
Short-term investments	42,929	62,559
Accounts receivable (net of allowance of US$31,064 and US$34,366 as of December 31, 2015 and 2016, respectively)	93,672	147,516
Funds receivable (net of allowance of nil and US$2,322 as of December 31, 2015 and 2016, respectively)	20,483	45,400
Prepayments and other current assets	39,824	60,265
Commitment deposits (net of allowance of US$500 and nil as of December 31, 2015 and 2016, respectively)	6,527	10,646
Loans receivable, current	41,966	266,990
Amounts due from a related party	197	262
Total current assets	793,210	1,514,738
Non-current assets:
Property and equipment, net	319,897	326,504
Loans receivable, non-current	16,808	55,349
Deferred tax assets	4,915	5,490
Deposit for non-current assets	240,712	137,715
Long-term investments	231,880	244,678
Other non-current assets	7,391	7,568
Total non-current assets	821,603	777,304
Total assets	1,614,813	2,292,042
Current liabilities:
Short-term loans (including short-term loans of the People’s Republic of China (“PRC”) Domestic Entities and the PRC Domestic Entities' subsidiaries without recourse to the Company of nil and US$22,734 as of December 31, 2015 and 2016, respectively)	212,734	100,000
Deferred revenue (including deferred revenue of the PRC Domestic Entities and the PRC Domestic Entities' subsidiaries without recourse to the Company of US$46,455 and US$21,744 as of December 31, 2015 and 2016, respectively)	129,765	145,321
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries without recourse to the Company of US$109,727 and US$106,459 as of December 31, 2015 and 2016, respectively)	318,539	361,593
Customers' refundable fees (including customers' refundable fees of the PRC Domestic Entities and the PRC Domestic Entities' subsidiaries without recourse to the Company of US$36,425 and US$18,295 as of December 31, 2015 and 2016, respectively)	28,630	59,107
Income tax payable (including income tax payable of the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries without recourse to the Company of US$1,872 and US$199 as of December 31, 2015 and 2016, respectively)	6,022	9,948
Convertible senior notes		396,716
Total current liabilities	695,690	1,072,685
Non-current liabilities:
Long-term loans (including long-term loans of the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries without recourse to the Company of nil and US$65,190 as of December 31, 2015 and 2016, respectively)	65,190
Convertible senior notes	295,268	287,887
Deferred tax liabilities	70,424	76,631
Other non-current liabilities	416	312
Total non-current liabilities	431,298	364,830
Total liabilities	1,126,988	1,437,515
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	488,943
Accumulated other comprehensive loss	(81,349)	(10,364)
Retained earnings	203,870	373,505
Less: Treasury stock (nil and 7,065,058 shares as of December 31, 2015 and 2016, respectively.)	(136,615)
Total Fang Holdings Limited shareholders’ equity	487,130	853,766
Noncontrolling interests	695	761
Total shareholders’ equity	487,825	854,527
Total liabilities and shareholders’ equity	1,614,813	2,292,042
Common Class A [Member]
Shareholders' equity:
Ordinary shares	9,157	9,110
Common Class B [Member]
Shareholders' equity:
Ordinary shares	$ 3,124	$ 3,124